CoreFunds,Inc.
--------------------------------------------------------------------------------
                             ELITE TREASURY RESERVE

                               ELITE CASH RESERVE

                             ELITE TAX-FREE RESERVE

                          ANNUAL REPORT TO SHAREHOLDERS

                                  June 30, 1998

STATEMENT OF NET ASSETS                        COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                   PAR               VALUE
ELITE TREASURY RESERVE                            (000)              (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 26.0%
   U.S. Treasury Bills+
          5.050%, 07/02/98 ...................   $5,000             $ 4,999
          5.335%, 08/20/98 ...................    2,000               1,985
   U.S. Treasury Notes
          5.125%, 12/31/98 ...................    3,000               2,997
          5.875%, 01/31/99 ...................    3,000               3,007
          5.250%, 07/31/98 ...................      500                 500
          5.875%, 08/15/98 ...................      500                 500
          6.125%, 08/31/98 ...................      500                 500
          6.000%, 09/30/98 ...................      500                 501
          5.875%, 10/31/98 ...................      500                 500
          5.500%, 11/15/98 ...................    2,000               1,998
          5.625%, 11/30/98 ...................    3,000               2,999
   U.S. Treasury STRIPS+
          5.755%, 08/15/98 ...................      500                 497
                                                                    -------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $20,983) ..................................              20,983
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 74.2%
   First National Bank of Chicago
      5.75%, dated 06/30/98, matures
      07/01/98, repurchase price
      $20,103,210 (collateralized by
      various U.S. Treasury Notes,
      ranging in par value from
      $2,345,000-$17,210,000,
      5.875%-6.625%, 02/15/00-03/31/02;
      total market value $20,546,470) ........   20,100              20,100
   Goldman Sachs 5.650%, dated 06/30/98,
      matures 07/01/98, repurchase price
      $4,000,628 (collateralized by U.S.
      Treasury Note, par value $3,940,000,
      6.375%, 03/31/01; market
      value $4,090,485) .......................   4,000               4,000
   Hong Kong Shanghai Bank
      5.40%, dated 06/30/98, matures
      07/01/98, repurchase price
      $144,022 (collateralized by
      U.S. Treasury Note, par value
      $145,000, 5.875%, 08/31/99;
      market value $148,436) ...................    144                 144
   Hong Kong Shanghai Bank
      5.65%, dated 06/30/98,matures
      07/01/98, repurchase price
      $3,800,596 (collateralized
      by various U.S. Treasury Notes,
      ranging in par value from
      $505,000-$3,250,000, 6.375%-6.500%,
      05/31/01-08/15/02; total market
      value $3,887,920) ........................  3,800               3,800

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                   PAR               VALUE
ELITE TREASURY RESERVE                            (000)              (000)
--------------------------------------------------------------------------------
   Morgan Stanley 5.680%, dated
      06/30/98, matures 07/01/98,
      repurchase price $3,000,473
      (collateralized by U.S. Treasury
      Note, par value $2,825,000,
      7.875%, 08/15/01;
      market value $3,098,743) .................  $3,000            $  3,000
   Morgan Stanley 5.650%, dated
      06/30/98, matures 07/01/98,
      repurchase price $1,000,157
      (collateralized by U.S.
      Treasury Note, par value
      $1,005,000, 5.875%, 11/30/01;
      market value $1,021,460) .................   1,000               1,000
   Societe Generale 5.850%, dated
      06/30/98, matures 07/01/98,
      repurchase price $20,103,266
      (collateralized by various
      U.S. Treasury Notes,
      ranging in par value from
      $2,750,000-$17,515,000,
      5.500%-5.875%, 11/15/99-
      02/29/00; total market
      value $20,529,457) .......................  20,100              20,100
   State Street Bank & Trust
      5.750%, dated 06/30/98, matures
      07/01/98, repurchase price
      $4,000,639 (collateralized by
      various U.S. Treasury Notes,
      ranging in par value from
      $1,835,000-$2,165,000,
      6.250%, 03/31/99; total
      market value $4,085,284) .................   4,000               4,000
   Swiss Bank 5.850%, dated
      06/30/98, matures 07/01/98,
      repurchase price $3,800,618
      (collateralized by U.S. Treasury
      Note, par value $3,800,000,
      5.625%, 02/28/01; market value
      $3,884,519) ..............................   3,800               3,800
                                                                     -------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $59,944)                                                  59,944
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.2%
      (Cost $80,927) ...................................              80,927
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.2%) .............                (191)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001 par value --
   250 million authorized) based on
   75,721,438 outstanding shares .......................              75,722
Portfolio Shares of Class C ($.001 par value--
   250 million authorized) based on
   5,015,739 outstanding shares ........................               5,016
Accumulated Net Realized Loss on Investments ...........                  (2)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ..............................             $80,736
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .........               $1.00
--------------------------------------------------------------------------------
+ YIELD TO MATURITY
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                   PAR               VALUE
ELITE CASH RESERVE                                (000)              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 73.6%
   AUTOMOTIVE - 3.0%
   Ford
          5.571%, 07/06/98 .................... $  3,000             $ 2,998
          5.567%, 08/05/98 ....................    5,000               4,973
          5.573%, 08/21/98 ....................   10,000               9,922
                                                                     -------
                                                                      17,893
                                                                     -------
   BANKS - 9.9%
   Bank One Funding
          5.555%, 07/15/98 ....................   10,000               9,979
   CDC
          5.554%, 08/07/98 ....................   10,000               9,943
   Credit Suisse
          5.572%, 09/03/98 ....................   10,000               9,902
   Dresdner
          5.552%, 08/04/98 ....................   10,000               9,948
   National Australia
          5.541%, 07/20/98 ....................   10,000               9,971
          5.552%, 08/11/98 ....................   10,000               9,937
                                                                     -------
                                                                      59,680
                                                                     -------
   CHEMICALS - 3.3%
   Dupont
          5.556%, 08/04/98 ....................   10,000               9,948
          5.558%, 08/26/98 ....................   10,000               9,915
                                                                     -------
                                                                      19,863
                                                                     -------
   COMMUNICATIONS EQUIPMENT - 3.3%
   Motorola
          5.521%, 07/13/98 ....................    5,000               4,991
          5.536%, 07/14/98 ....................   10,000               9,980
          5.558%, 09/25/98 ....................    5,000               4,934
                                                                     -------
                                                                      19,905
                                                                     -------
   DRUGS - 1.6%
   Pfizer
          5.525%, 07/27/98 ....................   10,000               9,960
                                                                     -------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                   PAR               VALUE
ELITE CASH RESERVE                                (000)              (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.6%
   Teco
          5.555%, 08/11/98 ....................  $10,000            $  9,938
                                                                    --------
   FINANCIAL SERVICES - 32.1%
   American Express
          5.570%, 07/28/98 ....................   10,000               9,959
          5.572%, 08/14/98 ....................   10,000               9,933
   Ameritech Capital Funding
          5.531%, 07/02/98 ....................   10,000               9,998
   Asset Securitization Corp.
          5.575%, 08/07/98 ....................   10,000               9,943
          5.580%, 08/14/98 ....................   10,000               9,933
   Ciesco
          5.535%, 07/17/98 ....................   10,000               9,976
          5.567%, 08/27/98 ....................   10,000               9,913
   CIT Group Holdings
          5.577%, 09/02/98 ....................   10,000               9,904
          5.575%, 09/04/98 ....................   10,000               9,901
   Eureka Securitization
          5.569%, 08/13/98 ....................   10,000               9,934
          5.578%, 08/26/98 ....................   10,000               9,912
   Merrill Lynch
          5.597%, 09/21/98 ....................    5,000               4,937
          5.592%, 10/16/98 ....................   15,000              14,758
   NCAT
          5.566%, 08/03/98 ....................   10,000               9,950
   Norwest
          5.541%, 07/07/98 ....................   10,000               9,991
          5.439%, 08/04/98 ....................   10,000               9,948
   Paccar
          5.548%, 08/20/98 ....................   10,000               9,924
          5.511%, 10/23/98 ....................    5,000               4,916
   Swedish Export
          5.536%, 07/14/98 ....................   10,000               9,980
          5.530%, 08/06/98 ....................   10,000               9,946
                                                                    --------
                                                                     193,656
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                  PAR               VALUE
ELITE CASH RESERVE                               (000)              (000)
--------------------------------------------------------------------------------

   FOOD, BEVERAGE & TOBACCO - 0.8%
   Campbell Soup
          5.629%, 10/05/98 ....................  $ 5,000            $  4,928
                                                                    --------
   INDUSTRIAL - 3.3%
   General Electric Capital
      5.881%, 07/09/98 ........................    5,000               4,994
      5.531%, 09/02/98 ........................    5,000               4,953
      5.646%, 09/21/98 ........................   10,000               9,874
                                                                    --------
                                                                      19,821
                                                                    --------
   INSURANCE - 4.9%
   A1 Credit
          5.545%, 08/20/98 ....................   10,000               9,924
   Met Life
          5.539%, 07/28/98 ....................   10,000               9,959
          5.570%, 07/28/98 ....................   10,000               9,958
                                                                    --------
                                                                      29,841
                                                                    --------
   PETROLEUM REFINING - 3.3%
   Chevron
          5.554%, 09/08/98 ....................   20,000              19,790
                                                                    --------
   TELEPHONES & TELECOMMUNICATION - 6.5%
   Bell Atlantic
          5.556%, 08/04/98 ....................   19,755              19,652
   Southwest Bell
          5.556%, 08/06/98 ....................   10,000               9,945
          5.553%, 08/10/98 ....................   10,000               9,939
                                                                    --------
                                                                      39,536
                                                                    --------
   TOTAL COMMERCIAL PAPER
      (Cost $444,811)                                                444,811
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED BONDS  - 2.5%
   FHLB
          5.605%, 01/29/99 ....................   10,000              10,000

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE CASH RESERVE                                 (000)              (000)
--------------------------------------------------------------------------------

   FNMA
          5.596%, 10/20/98 ....................  $ 5,000            $  4,999
                                                                    --------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED BONDS
      (Cost $14,999)                                                  14,999
----------------------------------------------------------------------------
MORTGAGE RELATED - 1.8%
   Centauri Credit USA (A) (B)
          5.690%, 07/15/98 ....................   10,000              10,000
   Key Auto Finance Trust, Series 1997-2,
           Class A1 (A)
          5.835%, 07/15/98 ....................      576                 577
                                                                    --------
   TOTAL MORTGAGE RELATED
      (Cost $10,577)                                                  10,577
----------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 6.0%
   Abbey National Treasury Services
          5.590%, 02/03/99 ....................    5,000               4,999
   Beta Finance Private Placement
          5.690%, 03/05/99 ....................   10,000              10,000
   Credit Suisse First Boston (A) (B)
          5.670%, 07/01/98 ....................    5,000               5,000
   Morgan Stanley (A)(B)
          5.788%, 09/28/98 ....................   10,000              10,000
   Paccar Financial
          5.770%, 09/15/98 ....................    3,500               3,499
   Pitney Bowes Credit
          6.305%, 09/23/98 ....................    2,900               2,903
                                                                    --------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $36,401)                                                  36,401
----------------------------------------------------------------------------
MASTER NOTES - 1.2%
   Associates Corporation of
          North America (A) (B)
          5.497%, 07/01/98 ....................    6,984               6,984
                                                                    --------
   TOTAL MASTER NOTES
      (Cost $6,984)                                                    6,984
----------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS - 0.8%
   Allstate (A)
          5.696%, 07/30/98 ....................    5,000               5,000
                                                                    --------
   TOTAL INSURANCE FUNDING AGREEMENTS
      (Cost $5,000)                                                    5,000
----------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR                VALUE
ELITE CASH RESERVE                                 (000)               (000)
--------------------------------------------------------------------------------
TIME DEPOSITS - 3.3%
   Bank Montreal
          6.000%, 07/01/98 ....................  $ 5,000            $  5,000
   BVB
          6.000%, 07/01/98 ....................    5,000               5,000
   Den Danske
          6.375%, 07/01/98 ....................    5,000               5,000
   Republic NY
          6.000%, 07/01/98 ....................    5,000               5,000
                                                                    --------
   TOTAL TIME DEPOSITS
      (Cost $20,000)                                                  20,000
----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 8.1%
   Deutsche Bank
          5.520%, 08/03/98 ....................   20,000              19,997
   Nationsbank
          5.550%, 02/11/99 ....................    7,000               6,998
   Societe Generale
          5.765%, 10/09/98 ....................    3,000               2,999
          5.820%, 04/01/99 ....................    5,000               4,999
   Swiss Bank
          5.825%, 10/02/98 ....................    3,000               3,000
          5.880%, 11/20/98 ....................    3,000               3,000
          5.650%, 03/05/99 ....................    8,000               7,997
                                                                    --------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $48,990) ...................................              48,990
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.8%
   Morgan Stanley
      5.680%, dated 6/30/98, matures
      7/1/98, repurchase price
      $2,000,316 (collateralized by
      U.S. Treasury Note, par value
      $1,860,000, 7.875%, 08/15/01;
      market value $2,040,234) ................    2,000               2,000
   NationsBank
      6.00%, dated 06/30/98, matures
      07/01/98, repurchase price
      $15,002,500 (collateralized
      by FNMA, par value $15,560,000,
      6.00%, 05/01/13; market
      value $15,380,088) ......................   15,000              15,000
                                                                    --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $17,000) ...................................              17,000
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONCLUDED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


                                                                      VALUE
ELITE CASH RESERVE                                                    (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
      (Cost $604,762) ..................................            $604,762
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.1%) .............                (695)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001 par value --
   750 million authorized) based on
   604,044,653 outstanding shares ......................             604,045
Portfolio Shares of Class C ($.001 par value --
   750 million authorized) based on
   29,833 outstanding shares ...........................                  30
Accumulated Net Realized Loss on Investments ...........                  (8)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ..............................            $604,067
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .........               $1.00
--------------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY-- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT DEMAND DATE OR MATURITY DATE.
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                   PAR               VALUE
ELITE TAX-FREE RESERVE                            (000)              (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.0%
   ALABAMA - 7.4%
   Alabama State Public School and
          College Revenue Bond
          5.500%, 10/01/98 ....................   $1,000            $  1,004
   Mobile Alabama (TECP)
          3.500%, 07/14/98 ....................    4,900               4,900
   Montgomery Alabama (TECP)
          3.850%, 07/06/98 ....................    3,000               3,000
          3.500%, 07/13/98 ....................    3,000               3,000
   North Alabama Environmental Improvement
      Authority Revenue Bond for Reynold
      Metals Project (A) (B)
          4.000%, 07/01/98 ....................    1,500               1,500
                                                                    --------
                                                                      13,404
                                                                    --------
   ALASKA - 4.8%
   City of Valdez Alaska (TECP)
          3.650%, 07/07/98 ....................    1,900               1,900
          3.600%, 07/10/98 ....................    1,400               1,400
          3.600%, 08/07/98 ....................    2,200               2,200
          3.650%, 08/10/98 ....................    1,500               1,500
          3.750%, 08/14/98 ....................    1,700               1,700
                                                                    --------
                                                                       8,700
                                                                    --------
   ARIZONA - 2.2%
   Arizona State, Maricopa
      County Regional Area
      Road Funding (TRAN)
          7.400%, 07/01/98 ....................    2,100               2,100
   Flagstaff Arizona (TECP)
          3.650%, 08/12/98 ....................      750                 750
   Maricopa County, Pollution
      Control Authority Revenue Bond,
      Series E (A) (C)
          3.800%, 07/01/98 ....................    1,100               1,100
                                                                    --------
                                                                       3,950
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   COLORADO - 2.3%
   Denver Colorado Housing (A)
          3.500%, 07/07/98 ....................   $2,800            $  2,800
   Moffat County, Colorado
      Pollution Control
      Revenue Bond (A) (B)
          3.650%, 07/07/98 ....................    1,400               1,400
                                                                    --------
                                                                       4,200
                                                                    --------
   DELAWARE - 0.4%
   Delaware State (TECP)
          3.650%, 08/12/98 ....................      750                 750
                                                                    --------
   DISTRICT OF COLUMBIA - 0.8%
   District of Columbia Revenue
      Bond American University
      Issue, Series A (A)
          3.600%, 07/01/98 ....................      600                 600
   District of Columbia,
      Series A-5 (A) (B)
          4.000%, 07/01/98 ....................      900                 900
                                                                    --------
                                                                       1,500
                                                                    --------
   FLORIDA - 1.5%
   Broward County, Florida Housing
      Finance Authority
      Multi-Family Housing
      Revenue Landings Inverray
      Apartments Project (A) (B)
          3.600%, 07/07/98 ....................      600                 600
   Sunshine State, Florida (AMBAC)
          3.600%, 07/01/98 ....................    2,000               2,000
                                                                    --------
                                                                       2,600
                                                                    --------
   GEORGIA - 3.9%
   Georgia State, Municipal
      Electric Authority
      Revenue Bond (A) (B)
          3.400%, 07/07/98 ....................    3,405               3,405
   Hapeville, Georgia Industrial
      Development Authority
      Revenue Bond for Hapeville
      Hotel Project (A) (B) (C)
          4.000%, 07/01/98 ....................      600                 600
   Meag Power Project
          3.600%, 07/08/98 ....................    3,000               3,000
                                                                    --------
                                                                       7,005
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   ILLINOIS - 7.0%
   Chicago Illinois Metropolitan Water
      Reclamation District GO Bond
          7.250%, 01/01/99 ....................   $2,475           $   2,520
   Chicago Illinois O'Hare Airport
      Revenue Bond (A) (B)
          3.500%, 07/07/98 ....................    1,200               1,200
   Illinois Development Financial
      Authority Pollution Control
      Revenue Bond for Amoco Oil
      Company Project (A) (B)
          3.800%, 07/01/98 ....................      600                 600
   Illinois State Toll Highway
      Authority Revenue
      Bond, Series B (A) (B)
          3.400%, 07/07/98 ....................    5,800               5,800
   Schaumburg Illinois
      Multi-Family Housing
      Revenue Bond (A) (B)
          3.550%, 07/07/98 ....................    2,500               2,500
                                                                    --------
                                                                      12,620
                                                                    --------
   INDIANA - 5.0%
   Gary, Indiana Environmental
      Improvement Revenue
      Bond for U.S. Steel
      Project (A) (B) (C)
          3.700%, 07/30/98 ....................    2,300               2,300
   Marion Indiana Economic
      Development-The
      Synectic Partnership
      Revenue Bond  (A)
          3.550%, 07/07/98 ....................    2,655               2,655
   Sullivan Hoosiers
          3.600%, 07/08/98 ....................    1,100               1,100
   Sullivan Hoosiers (TECP)
          3.600%, 08/13/98 ....................    2,000               2,000
   Sullivan, Indiana (TECP)
          3.800%, 07/07/98 ....................    1,000               1,000
                                                                    --------
                                                                       9,055
                                                                    --------
   KANSAS - 2.2%
   Burlington, Kansas (TECP)
          3.800%, 07/28/98 ....................    1,800               1,800
   Johnson County, Kansas School
      District No 512
      Shawnee Mission GO Bond
          5.850%, 10/01/98 ....................    2,000               2,010

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   Kansas City, Kansas Industrial
      Development Revenue
      Bond for PQ Corporation
      Project (A) (B) (C)
          3.900%, 07/01/98 .................... $    100            $    100
                                                                    --------
                                                                       3,910
                                                                    --------
   KENTUCKY - 3.0%
   Mason County, Kentucky Pollution
          Control Revenue Bond (B)
          3.650%, 07/07/98 ....................    3,400               3,400
   Mayfield, Kentucky Multi-City
      Lease Revenue Bond
      Kentucky League of Cities
      Funding Project (A)
          3.700%, 07/07/98 ....................    2,000               2,000
                                                                    --------
                                                                       5,400
                                                                    --------
   LOUISIANA - 6.5%
   East Baton Rouge, Louisiana
      Pollution Control
      Revenue Bond (A) (B) (C)
          4.000%, 07/01/98 ....................    1,200               1,200
   Jefferson Parish Louisiana
          Hospital Service
          District No. 001 (A)
          3.600%, 07/07/98 ....................    4,625               4,625
   Jefferson Parish, Louisiana
      Industrial Revenue Bond
      for George J. Ackel, Sr.
      Project (A) (B) (C)
          3.650%, 07/07/98 ....................    3,750               3,750
   Louisiana State Pollution Control
      Authority Borden Project (A) (B)
          3.500%, 07/06/98 ....................    2,200               2,200
                                                                    --------
                                                                      11,775
                                                                    --------
   MASSACHUSETTS - 0.6%
   Massachusetts State Health and
      Educational Facilities
      Lahey Clinic Project, Series A 1
      Pre-Refunded  @ 102 (D)
          7.625%, 07/01/98 ....................      950                 969
                                                                    --------
   MICHIGAN - 2.0%
   Delta County, Michigan Environmental
      Improvement Revenue Bond for
      Mead Escambia Paper Project,
      Series C (A) (B)
          4.000%, 07/01/98 ....................      600                 600
   Michigan State GO
          5.400%, 09/30/98 ....................    3,000               3,005
                                                                    --------
                                                                       3,605
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   MINNESOTA - 1.1%
   Minnesota State, GO
          Pre-Refunded @ 100 (D)
          6.600%, 08/01/98 ....................   $2,000            $  2,005
                                                                    --------
   MISSISSIPPI - 0.7%
   Jackson County, Port Facility
      Revenue Bond for
      Mississippi Chevron
      USA Project, Series A
      (AMBAC) (A) (B)
          3.800%, 07/01/98 ....................    1,300               1,300
                                                                    --------
   MISSOURI - 3.6%
   Claiborne County Missouri (TECP)
          3.600%, 07/17/98 ....................    6,500               6,500
                                                                    --------
   MONTANA - 0.9%
   Forsyth, Montana Pollution
      Control Revenue Bond
      Pacificorp Project,
      Series 1988 (A) (B) (C)
          3.800%, 07/01/98 ....................    1,600               1,600
                                                                    --------
  NEW HAMPSHIRE - 0.3%
   New Hampshire State Industrial
      Development Revenue
      Bond for Oerlikon-Burlhe
      Project (A) (B) (C)
          3.700%, 07/30/98 ....................      600                 600
                                                                    --------
  NEW MEXICO - 1.2%
   Albuquerque, New Mexico GO,
      Series A & B
          4.600%, 07/01/98 ....................    2,150               2,150
                                                                    --------
   NEW YORK - 1.7%
   New York, New York GO (A) (B)
          4.100%, 07/01/98 ....................    2,000               2,000
   New York, New York Fiscal 1994
      Series A-10 (A)
          3.650%, 07/01/98 ....................    1,000               1,000
                                                                    --------
                                                                       3,000
                                                                    --------
   NORTH CAROLINA - 0.8%
   Wake County, North Carolina
      Industrial Development
      Authority Revenue Bond
      for Carolina Power &
      Light Project (A)(B)(C)
          3.500%, 07/07/98 ....................    1,400               1,400
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   OHIO - 1.3%
   Evandale, Ohio Industrial
      Development Authority
      Revenue Bond (A) (B)
          3.600%, 07/07/98 ....................   $1,600            $  1,600
   Ohio State Air Quality
      Revenue Bond (A) (B) (C)
          3.900%, 07/01/98 ....................      600                 600
   Ohio State Water Development
      Authority Environmental
      Mead Company, Series B (A) (B)
          3.900%, 07/01/98 ....................      200                 200
                                                                    --------
                                                                       2,400
                                                                    --------
   OREGON - 0.8%
   Port of Portland, Oregon Pollution
      Control Revenue Bond for
      Reynold Metals Project
      (A) (B) (C)
          4.000%, 07/01/98 ....................      100                 100
   Port of St. Helens, Oregon
      Pollution Control
      Revenue Bond (A) (B)
          4.150%, 07/01/98 ....................    1,400               1,400
                                                                    --------
                                                                       1,500
                                                                    --------
   PENNSYLVANIA - 11.9%
   Allegheny County, Pennsylvania
      Hospital Development Revenue
      Bond for Presbyterian
      University Hospital
      Project, Ser B3 (A) (B) (C)
          3.600%, 07/01/98 ....................      430                 430
   Beaver County, Pennsylvania (TECP)
          3.700%, 08/18/98 ....................    2,000               2,000
   Beaver County, Pennsylvania Industrial
      Development Authority Revenue
      Bond for Duquesne Light Company
      Project, Series A (A) (B) (C)
          3.500%, 07/07/98 ....................    1,000               1,000
   Beaver County, Pennsylvania Industrial
      Development Authority Revenue Bond
      for Duquesne Light Company Project,
      Series B (A) (B) (C)
          3.500%, 07/07/98 ....................    1,100               1,100
   Delaware Valley Regional Finance
      Authority Local Government
      Revenue Bond, Series B
      (A) (B) (C)
          3.450%, 07/07/98 ....................    2,800               2,800

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



                                                    PAR               VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   Delaware Valley, Pennsylvania Regional
      Government Finance (A)
          3.450%, 07/07/98 ....................   $1,300           $   1,300
   Lehigh County, Pennsylvania Industrial
      Development Authority Pollution
      Control (A) (B)
          3.700%, 07/07/98 ....................      800                 800
   Lehigh County, Pennsylvania Industrial
      Development Authority Revenue Bond
      for Allegheny Electric Project,
      Series A (A) (B) (C)
          3.700%, 07/07/98 ....................      500                 500
   Montgomery County, Pennsylvania (TECP)
          3.450%, 07/22/98 ....................    2,500               2,500
          3.700%, 08/11/98 ....................    1,100               1,100
   Northhampton County Moravian
      Pennsylvania (A)
          3.675%, 07/01/98 ....................    2,250               2,250
   Pennsylvania State Higher Education
      Facilities Authority Revenue Bond
      for Carnegie Mellon University
      Project, Series B (A) (B)
          4.000%, 07/01/98 ....................      800                 800
   Pennsylvania State Higher Education
      Facility Authority Revenue
      Council of Independent
      Colleges Series-A8 (A)
          3.600%, 07/01/98 ....................      400                 400
   Pennsylvania State University Project
      Notes, Series A
          4.500%, 03/30/99 ....................    2,000               2,014
   Washington County, Pennsylvania Industrial
      Development Authority Revenue Bond
      for Wetterau Finance
      Company Project (A) (B)
          3.600%, 07/07/98 ....................    2,500               2,500
                                                                    --------
                                                                      21,494
                                                                    --------
   TENNESSEE - 0.1%
   Sullivan County, Tennessee Industrial
      Development Authority Pollution
      Control Revenue Bond
      for Mead Project (A) (B)
          3.950%, 07/01/98 ....................      200                 200
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


                                                   FACE
                                                  AMOUNT              VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   TEXAS - 10.1%
   Glen Rose Texas Independent
      School District GO Bond
          4.000%, 02/15/99 ....................   $1,000             $ 1,003
   Grapevine, Texas  Industrial Development
      Authority Revenue Bond for American
      Airlines Project, Series B3
      (A) (B) (C)
          4.000%, 07/01/98 ....................      500                 500
   Grapevine, Texas Industrial
      Development  Corporation Revenue
      Bond for American Airlines Project,
      Series B2 (A) (B)
          4.000%, 07/01/98 ....................      200                 200
   Grapevine, Texas Industrial Development
      Authority Revenue Bond for American
      Airlines Project, Series A3
      (A) (B) (C)
          4.000%, 07/01/98 ....................      200                 200
   Grapevine, Texas Industrial Development
      Corporation American Airlines,
      Series A1 (A) (B)
          4.000%, 07/01/98 ....................      300                 300
   Gulf Coast County, Waste Disposal Authority,
      Exxon Baytown Project (A)
          3.450%, 07/01/98 ....................      800                 800
   Harris County Texas Toll Road Multimode
      Series D Revenue Bond
      Pre-Refunded at 103 (D)
          8.300%, 08/15/98 ....................    1,000               1,035
   North Central, Texas Health Facility
      Development Corporation
      Revenue Bond (A) (B)
          4.000%, 07/01/98 ....................      195                 195
   Nueces County, Texas Health Facilities
      Authority Revenue Bond for Driscoll
      Children's Foundation Project (A) (B)
          3.650%, 07/07/98 ....................    2,600               2,600
   Tarrant County, Texas Housing Finance
      Authority Revenue Bond for
      Windcastle Project (A) (B)
          3.650%, 07/07/98 ....................    1,034               1,034
   Texas Small Business Industrial
      Development Revenue Bond
      (A)(B)(C)
          3.650%, 07/07/98 ....................    1,300               1,300
   Texas State, Series A
      (TRAN) (A) (B) (C)
          4.750%, 08/31/98 ....................    9,000               9,015
                                                                    --------
                                                                      18,182
                                                                    --------

STATEMENT OF NET ASSETS (CONTINUED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


                                                   FACE
                                                  AMOUNT              VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------
   UTAH - 2.3%
   Intermountain Power Agency Utah
      Power Supply Revenue Bond,
      Series F (A) (B) (C)
          3.450%, 09/15/98 ....................   $3,000            $  3,000
   Utah State Board of Regents
      Revenue Bond (A) (B) (C)
          4.750%, 08/01/98 ....................    1,155               1,156
                                                                    --------
                                                                       4,156
                                                                    --------
   VERMONT - 0.6%
   Vermont State Student Loan Revenue
      Bond, Student Loan Assistance
      Corporation Project (A) (B) (C)
          3.700%, 07/30/98 ....................    1,140               1,140
                                                                    --------
   VIRGINIA - 6.7%
   Mt. Vernon, Virginia (TECP)
          3.700%, 08/04/98 ....................    2,000               2,000
          3.700%, 08/06/98 ....................    9,000               9,000
   Norfolk, Virginia GO Pre-Refunded at 102 (D)
          7.000%, 10/01/98 ....................    1,000               1,028
   Virginia State Peninsula Port Authority
      Revenue Bond for Dominion Terminal
      Project, Series 1987C (A) (B)
          4.000%, 07/01/98 ....................      100                 100
                                                                    --------
                                                                      12,128
                                                                    --------
   WEST VIRGINIA - 0.7%
   Putnam County, West Virginia Industrial
      Development Authority Revenue Bond
      for FMC Corporation Project
      Series 1981 (A) (B)
          3.750%, 07/30/98 ....................    1,300               1,300
                                                                    --------
   WISCONSIN - 1.1%
   Wisconsin Health and Educational
      Facilities Wheaton Franciscan
      Services Revenue Bond
      Pre-Refunded at 102 (C) (D)
          8.200%, 08/01/98 ....................    1,000               1,025
   Wisconsin State GO
          5.500%, 05/01/99 ....................    1,000               1,015
                                                                    --------
                                                                       2,040
                                                                    --------

STATEMENT OF NET ASSETS (CONCLUDED)            COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


                                                   FACE
                                                  AMOUNT              VALUE
ELITE TAX-FREE RESERVE                             (000)              (000)
--------------------------------------------------------------------------------

   WYOMING - 3.5%
   Converse County, Wyoming Tax-Free
      Commercial Paper (C)
          3.600%, 08/05/98 ....................   $2,800          $    2,800
   Lincoln County, Wyoming Pollution
      Control Revenue Bond,
      Series 1984 B (A) (B)
          4.000%, 07/01/98 ....................      600                 600
   Lincoln County, Wyoming Pollution
      Control Revenue Bonds Exxon
      Project, Series A (A) (B)
          4.000%, 07/01/98 ....................      500                 500
   Platte County, Wyoming  Pollution
      Control Revenue Bond,
      Series A (A) (B) (C)
          3.800%, 07/01/98 ....................    1,000               1,000
   Sublette County, Wyoming Pollution
      Control Revenue Bond for Exxon
      Project, Series 84 (A) (B)
          3.800%, 07/01/98 ....................    1,400               1,400
                                                                    --------
                                                                       6,300
                                                                    --------
   TOTAL MUNICIPAL BONDS
      (Cost $178,838) ...................................           $178,838
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
      (Cost $178,838) ...................................            178,838
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 1.0% ................              1,891
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001 par value --
   250 million authorized) based on
   180,760,692 outstanding shares .......................            180,761
Portfolio Shares of Class C ($.001 par value --
   250 million authorized) based on
   2,286 outstanding shares .............................                  2
Accumulated Net Realized Loss on Investments                             (34)
TOTAL NET ASSETS - 100.0% ...............................           $180,729
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE ..........              $1.00
--------------------------------------------------------------------------------
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
GO -- GENERAL OBLIGATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTES
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT DEMAND DATE OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

                 See accompanying notes to financial statements.


STATEMENT OF OPERATIONS (000)                                                             COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the year ended June 30, 1998


                                                                        ELITE             ELITE            ELITE
                                                                       TREASURY           CASH            TAX FREE
                                                                       RESERVE           RESERVE          RESERVE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest ...............................................       $3,045           $21,452           $7,306
                                                                        ------           -------           ------
EXPENSES:
      Investment advisory fees ..................................          110               758              402
      Less investment advisory fees waived ......................          (66)             (456)            (241)
      Administrative fees .......................................          137               948              502
      Less administrative fees waived ...........................          (99)             (683)            (361)
      Transfer agent fees & expenses ............................           13                52               61
      Professional fees .........................................            3                17                6
      Registration & filing fees ................................           30               208               12
      Printing ..................................................          (18)               33               18
      Miscellaneous .............................................            9                47               15
                                                                        ------           -------           ------
Total expenses ..................................................          119               924              414
                                                                        ------           -------           ------
NET INVESTMENT INCOME ...........................................        2,926            20,528            6,892
                                                                        ------           -------           ------
NET REALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments ..........................           (2)               (5)              (4)
                                                                        ------           -------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............       $2,924           $20,523           $6,888
                                                                        ======           =======           ======

                                      See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)                                                           COREFUND ELITE MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
For the year ended June 30,


                                                                               ELITE                               ELITE
                                                                              TREASURY                             CASH
                                                                              RESERVE*                            RESERVE**
------------------------------------------------------------------------------------------------------------------------------------
                                                                        1998             1997              1998             1997
                                                                      -------          -------           --------         --------
INVESTMENT ACTIVITIES:
      Net investment income ........................................  $ 2,926          $ 1,347         $   20,528       $   18,767
      Net realized loss on investments .............................       (2)              --                 (5)              (3)
                                                                      -------          -------         ----------       ----------
Net increase in net assets resulting from operations ...............    2,924            1,347             20,523           18,764
                                                                      -------          -------         ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ..................................................   (2,790)          (1,347)           (20,528)         (18,767)
          Class C ..................................................     (136)              --                 --               --
                                                                      -------          -------         ----------       ----------
      Total dividends distributed ..................................   (2,926)          (1,347)           (20,528)         (18,767)
                                                                      -------          -------         ----------       ----------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued ..............................  289,324           40,896          1,366,490          825,899
          Reinvestment of cash distributions .......................       --               --                  1               --
          Cost of shares redeemed .................................. (235,269)         (43,727)          (969,436)      (1,003,355)
                                                                      -------          -------         ----------       ----------
               Increase (decrease) in net assets
                     from Class Y transactions .....................   54,055           (2,831)           397,055         (177,456)
                                                                      -------          -------         ----------       ----------
      Class C
          Proceeds from shares issued ..............................    6,661               --              2,319               --
          Reinvestment of cash distributions .......................      137               --                 14               --
          Cost of shares redeemed ..................................   (1,782)              --             (2,303)              --
                                                                      -------          -------         ----------       ----------
               Increase in net assets from Class C transactions ....    5,016               --                 30               --
                                                                      -------          -------         ----------       ----------
Increase (decrease) in net assets from capital transactions ........   59,071           (2,831)           397,085         (177,456)
                                                                      -------          -------         ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS ..............................   59,069           (2,831)           397,080         (177,459)
                                                                      -------          -------         ----------       ----------
NET ASSETS:
      Beginning of year ............................................   21,667           24,498            206,987          384,446
                                                                      -------          -------         ----------       ----------
      End of year ..................................................  $80,736          $21,667         $  604,067       $  206,987
                                                                      =======          =======         ==========       ==========
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued ............................................  289,323           40,896          1,366,490          825,899
          Shares issued in lieu of cash distributions ..............       --               --                  1               --
          Shares redeemed .......................................... (235,269)         (43,727)          (969,436)      (1,003,355)
                                                                      -------          -------         ----------       ----------
               Net increase (decrease) .............................   54,054           (2,831)           397,055         (177,456)
                                                                      -------          -------         ----------       ----------
      Class C
          Shares issued ............................................    6,661               --              2,319               --
          Shares issued in lieu of cash distributions ..............      137               --                 14               --
          Shares redeemed ..........................................   (1,782)              --             (2,303)              --
                                                                      -------          -------         ----------       ----------
               Net increase ........................................    5,016               --                 30               --
                                                                      -------          -------         ----------       ----------
Total share activity for period ....................................   59,070           (2,831)           397,085         (177,456)
                                                                      -------          -------         ----------       ----------
OUTSTANDING SHARES:
      Beginning of year ............................................   21,667           24,498            206,990          384,446
                                                                      -------          -------         ----------       ----------
      End of year ..................................................   80,737           21,667            604,075          206,990
                                                                      =======          =======         ==========       ==========

                                                                                    ELITE
                                                                                  TAX-FREE
                                                                                  RESERVE***
------------------------------------------------------------------------------------------------------------------------------------

                                                                        1998               1997
                                                                      --------           --------
INVESTMENT ACTIVITIES:
      Net investment income ........................................  $  6,892           $  3,774
      Net realized loss on investments .............................        (4)                --
                                                                      --------           --------
Net increase in net assets resulting from operations ...............     6,888              3,774
                                                                      --------           --------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ..................................................    (6,892)            (3,774)
          Class C ..................................................        --                 --
                                                                      --------           --------
      Total dividends distributed ..................................    (6,892)            (3,774)
                                                                      --------           --------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued ..............................   544,341            226,783
          Reinvestment of cash distributions .......................        --                 --
          Cost of shares redeemed ..................................  (510,921)          (165,949)
                                                                      --------           --------
               Increase (decrease) in net assets
                     from Class Y transactions .....................    33,420             60,834
                                                                      --------           --------
      Class C
          Proceeds from shares issued ..............................     1,033                 --
          Reinvestment of cash distributions .......................        16                 --
          Cost of shares redeemed ..................................    (1,047)                --
                                                                      --------           --------
               Increase in net assets from Class C transactions ....         2                 --
                                                                      --------           --------
Increase (decrease) in net assets from capital transactions ........    33,422             60,834
                                                                      --------           --------
NET INCREASE (DECREASE) IN NET ASSETS ..............................    33,418             60,834
                                                                      --------           --------
NET ASSETS:
      Beginning of year ............................................   147,311             86,477
                                                                      --------           --------
      End of year ..................................................  $180,729           $147,311
                                                                      --------           --------
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued ............................................   544,341            226,783
          Shares issued in lieu of cash distributions ..............        --                 --
          Shares redeemed ..........................................  (510,921)          (165,949)
                                                                      --------           --------
               Net increase (decrease) .............................    33,420             60,834
                                                                      --------           --------
      Class C
          Shares issued ............................................     1,033                 --
          Shares issued in lieu of cash distributions ..............        16                 --
          Shares redeemed ..........................................    (1,047)                --
                                                                      --------           --------
               Net increase ........................................         2                 --
                                                                      --------           --------
Total share activity for period ....................................    33,422             60,834
                                                                      --------           --------
OUTSTANDING SHARES:
      Beginning of year ............................................   147,341             86,507
                                                                      --------           --------
      End of year ..................................................   180,763            147,341
                                                                      ========           ========

  * THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE. ** THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY CASH RESERVE.
***  THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                                     20 & 21


FINANCIAL HIGHLIGHTS                                                                               COREFUND ELITE MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998




ELITE TREASURY RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                               RATIO      RATIO OF
                          NET                                                  NET                 RATIO    OF EXPENSES  NET INCOME
                         ASSET             DISTRIBUTIONS    NET               ASSETS    RATIO      OF NET    TO AVERAGE  TO AVERAGE
                         VALUE      NET      FROM NET   ASSET VALUE            END    OF EXPENSES  INCOME    NET ASSETS  NET ASSETS
                       BEGINNING INVESTMENT INVESTMENT      END     TOTAL OF PERIOD   TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                       OF PERIOD   INCOME    INCOME      OF PERIOD   RETURN   (000)   NET ASSETS  NET ASSETS   WAIVERS)   WAIVERS)
                      ---------- ---------- ----------  ----------  -------  -------  ----------  ---------- ----------- -----------
CLASS Y
For the year ended
   June 30, 1998        $1.00      0.05       (0.05)       $1.00     5.50%   $75,720     0.20%      5.35%      0.50%       5.05%

For the year ended
   June 30, 1997        $1.00      0.05       (0.05)       $1.00     5.33%   $21,667     0.17%      5.20%      0.50%       4.87%

For the year ended
   June 30, 1996        $1.00      0.05       (0.05)       $1.00     5.54%   $24,498     0.19%      5.39%      0.80%       4.78%

For the year ended
   June 30, 1995        $1.00      0.05       (0.05)       $1.00     5.24%   $18,396     0.23%      5.09%      0.87%       4.45%

For the year ended
   June 30, 1994        $1.00      0.03       (0.03)       $1.00     3.10%   $20,363     0.28%      3.03%      0.91%       2.40%

CLASS C
For the period ended
   June 30, 1998**(1)   $1.00      0.03       (0.03)       $1.00     2.75%*  $ 5,016     0.45%      5.10%      0.75%       4.80%



----------------------------

 *    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**    RATIOS FOR THE PERIOD ENDED JUNE 30, 1998 HAVE BEEN ANNUALIZED.
(1)   THE ELITE TREASURY RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
 +    THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

                                      See accompanying notes to financial statements.



FINANCIAL HIGHLIGHTS                                                                               COREFUND ELITE MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998




ELITE CASH RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                               RATIO      RATIO OF
                          NET                                                   NET                 RATIO    OF EXPENSES  NET INCOME
                         ASSET             DISTRIBUTIONS    NET                ASSETS   RATIO      OF NET    TO AVERAGE  TO AVERAGE
                         VALUE      NET      FROM NET   ASSET VALUE             END   OF EXPENSES  INCOME    NET ASSETS  NET ASSETS
                       BEGINNING INVESTMENT INVESTMENT      END     TOTAL OF  PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                       OF PERIOD   INCOME    INCOME      OF PERIOD   RETURN    (000)  NET ASSETS  NET ASSETS   WAIVERS)   WAIVERS)
                      ---------- ---------- ----------  ----------  -------  -------- ----------  ---------- ----------- -----------
CLASS Y
For the year ended
   June 30, 1998        $1.00      0.05       (0.05)       $1.00     5.58%   $604,037    0.24%      5.40%      0.54%        5.10%

For the year ended
   June 30, 1997        $1.00      0.05       (0.05)       $1.00     5.43%   $206,987    0.17%      5.28%      0.50%        4.94%

For the year ended
   June 30, 1996        $1.00      0.05       (0.05)       $1.00     5.62%   $384,446    0.15%      5.46%      0.76%        4.85%

For the year ended
   June 30, 1995        $1.00      0.05       (0.05)       $1.00     5.46    $406,597    0.17%      5.35%      0.81%        4.71%

For the year ended
   June 30, 1994        $1.00      0.03       (0.03)       $1.00     3.31%   $382,814    0.16%      3.24%      0.84%        2.56%

CLASS C
For the period ended
   June 30, 1998**(1)   $1.00      0.03       (0.03)       $1.00     2.79%*  $     30    0.49%      5.15%      0.79%        4.85%

------------------------------

  *   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 **   RATIOS FOR THE PERIOD ENDED JUNE 30, 1998 HAVE BEEN ANNUALIZED.
 (1)  THE ELITE CASH RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
  +   THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY CASH RESERVE.

                                      See accompanying notes to financial statements.


FINANCIAL HIGHLIGHTS                                                                               COREFUND ELITE MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998




ELITE TAX-FREE RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                               RATIO      RATIO OF
                          NET                                                   NET                 RATIO    OF EXPENSES  NET INCOME
                         ASSET             DISTRIBUTIONS    NET                ASSETS   RATIO      OF NET    TO AVERAGE  TO AVERAGE
                         VALUE      NET      FROM NET   ASSET VALUE             END   OF EXPENSES  INCOME    NET ASSETS  NET ASSETS
                       BEGINNING INVESTMENT INVESTMENT      END     TOTAL OF  PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                       OF PERIOD   INCOME    INCOME      OF PERIOD   RETURN    (000)  NET ASSETS  NET ASSETS   WAIVERS)   WAIVERS)
                      ---------- ---------- ----------  ----------  -------  -------- ----------  ---------- ----------- -----------
For the year ended
   June 30, 1998        $1.00      0.03       (0.03)       $1.00     3.49%   $180,727    0.20%      3.42%        0.50%      3.12%

For the year ended
   June 30, 1997        $1.00      0.03       (0.03)       $1.00     3.42%   $147,311    0.17%      3.39%        0.50%      3.06%

For the year ended
   June 30, 1996        $1.00      0.03       (0.03)       $1.00     3.51%   $  86,477   0.16%      3.44%        0.76%      2.84%

For the year ended
   June 30, 1995        $1.00      0.03       (0.03)       $1.00     3.41%   $  72,593   0.19%      3.37%        0.83%      2.73%

For the year ended
   June 30, 1994        $1.00      0.02       (0.02)       $1.00     2.32%   $  78,219   0.17%      2.29%        0.82%      1.64%

For the six month
   period ended
   December 31, 1997**  $1.00      0.03       (0.03)       $1.00     1.78%*  $ 202,230   0.18%      3.52%        0.48%      3.22%

CLASS C
For the period ended
   June 30, 1998**(1)   $1.00      0.02       (0.02)       $1.00     1.70%*  $       2   0.45%      3.17%        0.75%      2.87%
------------------------------

  *   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 **   RATIOS FOR THE PERIOD ENDED JUNE 30, 1998 HAVE BEEN ANNUALIZED.
 (1)  THE ELITE TAX-FREE RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
  +   THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                                      See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                  COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998




1. ORGANIZATION

The CoreFund Elite Treasury Reserve, Elite Cash Reserve, and Elite Tax-Free Reserve are Funds offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is comprised of 20 separate funds (the "Funds"):

      EQUITY FUNDS:                            MONEY MARKET FUNDS:
      Equity Index Fund                        Treasury Reserve
      Core Equity Fund                         Cash Reserve
      Growth Equity Fund                       Tax-Free Reserve
      Special Equity Fund                      Elite Cash Reserve
      International Growth Fund                Elite Treasury Reserve
      Balanced Fund                            Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Treasury Reserve, Elite Cash Reserve, and Elite Tax-Free Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of the Fund's investment objectives, policies and strategies.

Refer to Footnote 8 regarding the reorganization of the Funds after June 30, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Treasury Reserve, Elite Cash Reserve, and Elite Tax-Free Reserve.

SECURITY VALUATION -- Investment securities of the Elite Treasury Reserve, Elite Cash Reserve, and Elite Tax-Free Reserve are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and any accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES -- It is each Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. (now First Union Bank) ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Treasury Reserve, Elite Cash Reserve and Elite Tax-Free Reserve. Advisory fees are computed daily and paid monthly for each Fund. Additionally, for the year ended June 30, 1998, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998




on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4. ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Funds' Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Treasury Reserve, Elite Cash Reserve and Elite Tax-Free Reserve. Such a fee is computed daily and paid monthly for all Funds. Additionally, for the year ended June 30, 1998, SFR has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly-owned subsidiary of State Street Bank and Trust Company, acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Funds.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

The Company has adopted a Distribution Plan (the Plan) for those Funds offering Class C shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each class portfolio to which the Plan is applicable. The Distributor is authorized to use this fee as compensation for its distribution-related services and as payment to certain securities brokers/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $219,874 to affiliated brokers for commissions earned on the sales of the shares of the Funds.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Funds.

The Funds have paid legal fees in the amount of $150,615 to a law firm in which the secretary of the Company is a partner.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998




5. INVESTMENT TRANSACTIONS

Certain net capital losses incurred subsequent to October 31, 1997 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1999. The Elite Treasury Reserve, Elite Cash Reserve, and Elite Tax-Free Reserve had capital loss carryforwards at June 30, 1998, as follows:

                           CAPITAL LOSS
                             CARRYOVER      EXPIRES        EXPIRES        EXPIRES         EXPIRES        EXPIRES
                              6/30/98        2002           2003           2004            2005           2006
                           ------------     -------       ---------       -------        --------        -------
  Elite Treasury Reserve      $ 1,090        $ --          $    --         $ --           $1,090          $ --
  Elite Cash Reserve            7,149          --            3,812           --            3,337            --
  Elite Tax-Free Reserve       30,675         399           24,257          993            4,870           156



6. INVESTMENT COMPOSITION

The Elite Tax-Free Reserve invests in securities which include revenue and general obligation instruments.

At June 30, 1998, the revenue sources by purpose were as follows:

                                                   % OF PORTFOLIO
                                                     INVESTMENTS
                                                   --------------
REVENUE INSTRUMENTS
         Education Bonds ........................        3%
         Hospital & Health Care Bonds ...........        4%
         Housing Bonds ..........................        4%
         Industrial Development Bonds ...........       12%
         Other Bonds ............................        7%
         Pollution Control Bonds ................       13%
         Transportation Bonds ...................        6%
         Utility Bonds ..........................        4%
TAX EXEMPT COMMERCIAL PAPER .....................       32%
GENERAL OBLIGATIONS .............................        9%
TAX & REVENUE ANTICIPATION NOTES ................        6%
                                                       ----
                                                       100%
                                                       ====

In addition, certain investments are covered by insurance issued by several private issuers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Elite Tax-Free Reserve shares.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998




7. FUND REORGANIZATIONS

On April 30, 1998, CoreStates Financial Corp (of which CoreStates Investments Advisers, Inc., investment adviser to the Funds, is a wholly-owned subsidiary) merged with and into a wholly-owned subsidiary of First Union Corporation. In anticipation of the merger transaction, on February 6, 1998, the Board of Directors of CoreFunds, Inc. approved an Agreement and Plan of Reorganization (the "Plan"), providing for the transfer of all assets and liabilities of the CoreFunds in exchange for the issuance of shares of the Evergreen Funds in a tax-free reorganization. At a special meeting of shareholders held on June 17, 1998, the shareholders of CoreFunds voted to approve the Plan.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998




                                   (UNAUDITED)

A special meeting of the Elite Treasury Reserve, Elite Cash Reserve, and Elite Tax-Free Reserve shareholders was scheduled for July 17, 1998 at which the shareholders of the Funds voted to:
     (1) approve an Agreement and Plan of Reorganization (the "Plan"), providing for the transfer of all assets and liabilities of the CoreFunds in exchange for the issuance of shares of the Evergreen Funds in a tax-free reorganization, and
     (2) approve the Interim Investment Advisory Agreement between the Funds and CoreStates Investment Advisers, Inc. (CSIA) from April 30, 1998 to the date the reorganizations are consummated.

     The results are as follows:
                                                     SHARES VOTED            % OF VOTED            % OF TOTAL
ELITE TREASURY RESERVE
Item #1        FOR                                   41,648,613.000            94.55%                50.78%
               AGAINST                                1,299,000.000             2.95%                 1.58%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                        1,102,150.000             2.50%                 1.34%

tem #2         FOR                                   42,702,773.000            96.94%                52.06%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                1,346,990.000             3.06%                 1.64%
               BROKER NON-VOTE                                   --             0.00%                 0.00%

ELITE CASH RESERVE
Item #1        FOR                                  338,716,545.000            96.51%                56.96%
               AGAINST                                  985,490.000             0.28%                 0.17%
               ABSTAIN                               11,244,504.000             3.20%                 1.89%
               BROKER NON-VOTE                           28,550,500             0.01%                 0.00%
Item #2        FOR                                  338,745,095.000            96.52%                56.96%
               AGAINST                                  985,490.000             0.28%                 0.17%
               ABSTAIN                               11,244,504.000             3.20%                 1.89%
               BROKER NON-VOTE                                   --             0.00%                 0.00%

ELITE TAX-FREE RESERVE
Item #1        FOR                                  217,159,049.000            99.56%                89.80%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                   55,917.000             0.03%                 0.02%
               BROKER NON-VOTE                          914,675.000             0.42%                 0.38%
Item #2        FOR                                  218,073,724.000            99.97%                90.18%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                   55,917.000             0.03%                 0.02%
               BROKER NON-VOTE                                   --             0.00%                 0.00%


                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statements of net assets of the CoreFund Elite Treasury Reserve, CoreFund Elite Cash Reserve, and CoreFund Elite Tax-Free Reserve of CoreFunds, Inc. (the "Funds") as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1998, and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.

/s/ signature omitted


Philadelphia, Pennsylvania
August 25, 1998

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


COR-F-056-03